COMMITMENTS	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 5 - COMMITMENTS

Capital Leases – In 2012, the Company’s subsidiary, AEWS, entered into a capital lease for the purchase of telephone equipment valued at $11,599. In 2012, depreciation expense of $966 was recorded for these assets leaving an accumulated depreciation balance at December 31, 2012 of $966. The Company had no other capital leases at December 31, 2012. Minimum future lease payments and present values of the net minimum lease payments for this capital lease are as follows:

Year ended December 31:
2013	$4,447
2014	4,447
2015	2,965
Total minimum lease payments	11,859
Less: Sales tax amounts	750
Net minimum lease payments	11,109
Less: imputed interest	716
Present value of net minimum lease payments	10,393
Less: current portion	3,739
Capital lease obligation noncurrent portion	$6,654

Operating Leases – The Company leases office and warehouse space, office equipment and an automobile under various noncancelable operating leases that extend through May 2018. Total rental expense charged to operations during the years ended December 31, 2012 and 2011 were $347,359 and $271,906, respectively. Future annual minimum lease payments for the next five years, under noncancelable operating leases with initial or remaining terms of one year or more, as of December 31, 2012, are as follows:

Year	2013	2014	2015	2016	2017	Thereafter	Total
Amount	$338,390	$375,574	$350,233	$244,397	$229,075	$64,451	$1,602,120

Indemnification Agreements - The Company enters into indemnification provisions under its agreements with officers and directors and companies in its ordinary course of business, typically with business partners, customers, landlords, lenders and lessors. Under these provisions the Company generally indemnifies and holds harmless the indemnified party for losses suffered or incurred by the indemnified party as a result of the Company’s activities or, in some cases, as a result of the indemnified party’s activities under the agreement. The maximum potential amount of future payments the Company could be required to make under these indemnification provisions is unlimited. The Company has not incurred material costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, the Company believes the estimated fair value of these agreements is minimal. Accordingly, the Company has no liabilities recorded for these agreements as of December 31, 2012.

Other Commitments – The Company has other commitments for consulting fees that extend through 2013 amounting to $68,350. These commitments are cancellable on 15-30 days’ notice.